Operating Segments - Schedule of Segment Assets (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 277,424,558	$ 302,979,271	$ 152,309,645
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment assets	153,744,385	136,209,642	36,008,009
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment assets	19,635,067	19,035,525	10,502,934
Operating Segments | Graphite Exploration
Disclosure Of Operating Segments [Line Items]
Segment assets	2,219,480	2,225,785	2,353,389
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 101,825,626	$ 145,508,319	$ 103,445,313